Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 590,226,000.00
Previously Paid Amount	0.00
Total Fee Amount	90,363.60
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 90,363.60
Narrative - Max Aggregate Offering Price	$ 590,226,000.00
Final Prospectus	true